Document and Entity Information	Nov. 06, 2019
Cover [Abstract]
Entity Registrant Name	CBRE GROUP, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001138118
Document Period End Date	Nov. 06, 2019
Entity Emerging Growth Company	false
Entity File Number	001-32205
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	400 South Hope Street
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	613-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Name of each exchange on which registered	NYSE